Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax
Income tax charge for the year	$ (81,262,773)	$ (68,481,306)	$ (109,727,027)
Variation between provision and tax return	4,944,459	(1,423,745)	2,067,450
IFRIC 23	1,896,983	(833,656)	(2,025,989)
Deferred income tax
Related to the net variation in temporary differences	(7,036,664)	31,675,991	64,113,673
Income tax	$ (81,457,995)	$ (39,062,716)	$ (45,571,893)